Employee Benefit Plan, Fair Value and NAV Practical Expedient	12 Months Ended
Dec. 31, 2025
EBP 31-1537655-010
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV	Fair Value Measurements
The Financial Accounting Standards Board (FASB) Accounting Standards Codification 820, Fair Value Measurement and Disclosures (“ASC 820”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. There are three approaches for measuring the fair value of assets and liabilities: the market approach, the income approach and the cost approach, each of which includes multiple valuation techniques. This hierarchy consists of three broad levels:
•Level 1 inputs consist of unadjusted quoted prices in active markets for identical assets and liabilities and have the highest priority;
•Level 2 inputs consist of observable market-based inputs or unobservable inputs that are corroborated by market data, and are either directly or indirectly observable as of the measurements date; and
•Level 3 inputs are unobservable inputs that are not corroborated by market data and may be used with internally developed methodologies that result in management’s best estimate of fair value. These inputs have the lowest priority.
The Plan’s investments are reported at fair value in the accompanying statement of net assets available for benefits, except for fully benefit-responsive investment contracts, which are reported at contract value. The methods used to measure fair value may produce an amount that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date. The following provides a description of the valuation techniques employed for each major Plan asset category at December 31, 2025 and 2024.
Common stocks – Investments in common stocks are valued using a market approach at the closing price reported in an active market and are therefore considered Level 1.
Mutual funds – Investments in mutual funds, including money market mutual funds, are valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value (“NAV”) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded and are considered Level 1.
Common Collective Trusts (“CCTs”) – Investments in CCTs are valued using a market approach at the NAV of units held, but investment opportunities in such funds are limited to institutional investors on behalf of defined contribution plans. The published NAV is available to institutional investors and is the basis for transactions. These investments are considered Level 2.
The CCTs are the Fidelity Institutional Asset Management Target Date (Income, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and 2065) Commingled Pools, the Low-Priced Stock Pool, the Growth Company Pool, International Discovery Pool and the Contrafund Pool. These pools seek active return until the pool’s targeted retirement year. Thereafter, the pool’s objective will be capital preservation. These pools invest in diversified portfolios of equity, fixed income, and/or short-term products and may use futures, options, swaps, and exchange-traded funds to remain fully invested.
The following tables set forth by level, within the fair value hierarchy, the Plan’s investments at fair value:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$1,409,289,821	$—	$—	$1,409,289,821
Common/collective trusts	—	6,503,879,340	—	6,503,879,340
Self-directed Brokerage Accounts*	376,939,003	—	—	376,939,003
Marathon Petroleum Corporation (“MPC”) Common Stock	849,461,397	—	—	849,461,397
Total investments, at fair value	$2,635,690,221	$6,503,879,340	$—	$9,139,569,561

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$1,334,090,679	$—	$—	$1,334,090,679
Common/collective trusts	—	5,409,989,104	—	5,409,989,104
Self-directed Brokerage Accounts*	293,661,753	—	—	293,661,753
MPC Common Stock	789,270,009	—	—	789,270,009
Total investments, at fair value	$2,417,022,441	$5,409,989,104	$—	$7,827,011,545
*    Includes interest-bearing cash